Share-Based Payments - Schedule of Expenses Arising from Share-Based Payment Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expenses Arising from Share-Based Payment Transactions [Abstract]
Options issued	$ 800,373	$ 2,157,778	$ 3,029,236